As filed with the Securities and Exchange Commission on September 28, 1998

                            Registration No. 33-17428
                            Registration No. 811-5343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                        Pre-Effective Amendment No. ____
                         Post-Effective Amendment No. 20

            For Registration Under the Investment Company Act of 1940
                                Amendment No. 33

                       Life of Virginia Separate Account 4
                           (Exact Name of Registrant)

                     The Life Insurance Company of Virginia
                               (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                               Patricia L. Dysart
                            Associate General Counsel
                     The Life Insurance Company of Virginia
                            6610 W. Broad Street
                            Richmond, Virginia 23230
                   (Name and address of Agent for Service)

                                    Copy to:
                          Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
X immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on____________________ pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a) of Rule 485
___ on__________________ pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in a Separate Account under
                                      Individual Flexible Deferred Annuity
                                        Policies

The sole purpose of this filing is to file by EDGAR any exhibits that were previously submitted as paper documents.



                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

   (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4. 9/

   (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust. 9/

   (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series. 9/

   (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4. 9/

   (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of an additional investment subdivision of Separate Account 4, investing in shares of the Utility Fund of the Insurance Management Series, the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II. 9/

   (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund. 9/

   (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series. 9/

   (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series.7/

   (1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twelve additional investment subdivisions of Separate Account 4, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc. 8/

   (1)(j) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series. 8/

   (2)     Not Applicable.

   (3)(a) Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation 9/

      (b)  Dealer Sales Agreement 9/


   (4)(a)  Form of Policy.11/
      (b) Endorsements to Policy.

         (i)     Joint Annuitant Endorsement 11/
         (ii)    IRA Endorsement 11/
         (iii)   Pension Endorsement 11/
         (iv)    Section 403(b) Endorsement 11/
         (v)     Endorsement modifying Transfers 11/
         (vi)    Minimum Premium Endorsement 11/
         (vii)   Guarantee Account Rider 11/
         (viii)  Endorsement correcting Death Provisions 11/
         (ix) Endorsement waiving surrender charges for Hospital or Nursing Facility Confinement 11/
         (x) Endorsement modifying provision titled Reduced Charges on Certain Surrenders 11/

   (5)(a)  Form of Application. 11/

   (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia. 10/

      (b)  By-Laws of The Life Insurance Company of Virginia. 10/

   (7)     Not Applicable.

   (8)(a) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 10/

      (a)(i) Amendment to Participation Agreement Referencing Policy Form Numbers. 10/

      (a)(ii) Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.10/

      (a)(iii) Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.10/

      (b) Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 10/

      (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 10/

      (c) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 10/

     (d) Participation Agreement between Janus Capital Corporation and Life of Virginia. 10/

     (e) Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia. 10/

     (h) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. 6/

     (i) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.8/

     (j) Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia.8/

     (k) Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance Company of Virginia 10/

   (9)     Opinion and Consent of Counsel.9/

   (10)(a) Consent of Counsel.9/

       (b) Consent of Independent Auditors.9/

   (11)     Not Applicable.

   (12)     Not Applicable.

   (13)     Schedule showing computation for Performance Data 9/

   (14)(a) Power of Attorney 2/

       (b) Power of Attorney dated April 2, 1996.7/

       (c) Power of Attorney dated April 16, 1997

                 ----------------------------------------------

6/ Incorporated herein by reference to post-effective amendment number 14 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on September 28, 1995.

7/ Incorporated herein by reference to post-effective amendment number 15 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1996.

8/ Incorporated herein by reference to post-effective amendment number 16 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on May 1, 1997.

9/ Incorporated herein by reference to post-effective amendment number 17 to the Registrant's registration statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on May 1, 1998

10/Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998

11/ Incorporated herein

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 28 Day of September, 1998.


            Life of Virginia Separate Account 4
               (Registrant)


  By:  /s/ Selwyn L. Flournoy, Jr.
     ______________________________________________________
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     The Life Insurance Company of Virginia


            The Life Insurance Company of Virginia
               (Depositor)


  By:  /s/ Selwyn L. Flournoy, Jr.
     ______________________________________________________
     Selwyn L. Flournoy, Jr.
     Senior Vice President





Given under my hand this 28 day of September, 1998 in the City/County of Henrico, Commonwealth of Virginia.

/s/ Laura Deusebio
---------------------------
Notary Public

January 30, 2000
---------------------------
My Commission Expires

As required by the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                               Date
---------                           -----                               ----
RONALD V. DOLAN                     Director, Chairman of the Board     9/28/98
----------------------------
Ronald V. Dolan


___________________________         Director, Senior Vice President     9/28/98
Selwyn L. Flournoy, Jr.


LINDA L. LANAM                      Director, Senior Vice President     9/28/98
---------------------------
Linda L. Lanam

ROBERT D. CHINN                     Director, Senior Vice President     9/28/98
--------------------------
Robert D. Chinn


VICTOR C. MOSES                     Director                            9/28/98
--------------------------
Victor C. Moses

GEOFFREY S. STIFF                   Director                            9/28/98
--------------------------
Geoffrey S. Stiff



By _______________________________, pursuant to Power of Attorney executed on April 16, 1997.

                                  EXHIBIT LIST


(4)(a)            Form of Policy

    (b)           Endorsements to Policy
    (i)           Joint Annuitant Endorsement
    (ii)          IRA Endorsement
    (iii)         Pension Endorsement
    (iv)          Section 403(b) Endorsement
    (v)           Endorsement modifying Transfers
    (vi)          Minimum Premium Endorsement
    (vii)         Guarantee Account Rider
    (viii)        Endorsement correcting Death Provisions
    (ix)          Endorsement waiving surrender charges fr Hospital or Nursing
                    Facility Confinement
    (x)           Endorsement modifying provision titled Reduced Charges on
                   Certain Surrenders


(5)(a)            Form of Application